Restructuring- Additional Information (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Incurred costs	$ 598
Board of Directors Chairman [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of workforce reduction	20.00%
Non Cash Asset Impairments
Restructuring Cost and Reserve [Line Items]
Incurred costs	$ 153